Interest expense	12 Months Ended
Mar. 31, 2012
Interest Expense [Abstract]
Interest expense

19. Interest expense

	2012	2011	2010
Year ended March 31,
Interest on 8 3/4% senior notes and swaps	$–	$1,238	$19,041
Interest on capital lease obligations	445	689	1,032
Amortization of deferred financing costs	1,591	1,609	3,348
Interest on credit facilities	7,430	5,361	2,375
Interest on Series 1 Debentures	20,531	20,132	–
Interest on long term debt	$29,997	$29,029	$25,796
Other interest	328	962	284
	$30,325	$29,991	$26,080